Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001020861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSFAX
Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSFBX
Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSFTX
Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSFZX
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSAAX
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSABX
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSACX
Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NSKAX
Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NBSCX
Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCSCX
Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NSKIX
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSAX
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSBX
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSTX
Focused Dividend Strategy Portfolio (Prospectus Summary) | Focused Dividend Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDSAX
Focused Dividend Strategy Portfolio (Prospectus Summary) | Focused Dividend Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDSBX
Focused Dividend Strategy Portfolio (Prospectus Summary) | Focused Dividend Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDSTX
Focused Growth and Income Portfolio (Prospectus Summary) | Focused Growth and Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGAX
Focused Growth and Income Portfolio (Prospectus Summary) | Focused Growth and Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGBX
Focused Growth and Income Portfolio (Prospectus Summary) | Focused Growth and Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGTX
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STNAX
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STNBX
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STNTX
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSAPX
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFVAX
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFDBX
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFVTX
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBAAX
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBABX
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBACX
Focused Equity Strategy Portfolio (Prospectus Summary) | Focused Equity Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FESAX
Focused Equity Strategy Portfolio (Prospectus Summary) | Focused Equity Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FESBX
Focused Equity Strategy Portfolio (Prospectus Summary) | Focused Equity Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FESTX
Focused Fixed Income and Equity Strategy (Prospectus Summary) | Focused Fixed Income and Equity Strategy | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFEAX
Focused Fixed Income and Equity Strategy (Prospectus Summary) | Focused Fixed Income and Equity Strategy | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFICX
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FASAX
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMABX
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMATX

Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio
Focused Large-Cap Growth Portfolio
Investment Goal
The investment goal of the Focused Large-Cap Growth Portfolio (the "Portfolio")
is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information. Class Z shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Large-Cap Growth Portfolio (USD $)		Class A	Class B	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Large-Cap Growth Portfolio		Class A	Class B	Class C	Class Z
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.35%	0.41%	0.36%	0.09%
Acquired Funds Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.46%	2.17%	2.12%	0.85%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Large-Cap Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	715	1,010	1,327	2,221
Class B	620	979	1,364	2,323
Class C	315	664	1,139	2,452
Class Z	87	271	471	1,049

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Large-Cap Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	715	1,010	1,327	2,221
Class B	220	679	1,164	2,323
Class C	215	664	1,139	2,452
Class Z	87	271	471	1,049

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Large-Cap Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the smallest company in the Russell
1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2010, the market capitalization range of companies in the Russell 1000 Index was approximately  $0.97 billion to  $290.86 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Active Trading.  As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 1000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 1000 ® Growth Index, a broad measure of market performance.

FOCUSED LARGE-CAP GROWTH PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 18.69% (quarter ended June 30, 2003) and the lowest return for a quarter was -25.34% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Large-Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		3.34%	(2.07%)	(1.09%)
Class B	Class B		4.84%	(1.98%)	(1.04%)
Class C	Class C		7.96%	(1.55%)	(1.15%)
Class Z	Class Z		10.30%	(0.32%)	0.02%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		3.34%	(2.07%)	(1.09%)
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.17%	(1.75%)	(0.92%)
Russell 1000 Growth Index	Russell 1000® Growth Index		16.71%	3.75%	0.02%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Large-Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Large-Cap Growth Portfolio (the "Portfolio")
is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information. Class Z shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Large-Cap Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the smallest company in the Russell
1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2010, the market capitalization range of companies in the Russell 1000 Index was approximately  $0.97 billion to  $290.86 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Active Trading.  As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 1000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 1000 ® Growth Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED LARGE-CAP GROWTH PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 1000 ® Growth Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 18.69% (quarter ended June 30, 2003) and the lowest return for a quarter was -25.34% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.34%)
Focused Large-Cap Growth Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Focused Large-Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,327
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	715
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
Annual Return 2001	rr_AnnualReturn2001	(14.29%)
Annual Return 2002	rr_AnnualReturn2002	(23.95%)
Annual Return 2003	rr_AnnualReturn2003	41.23%
Annual Return 2004	rr_AnnualReturn2004	1.61%
Annual Return 2005	rr_AnnualReturn2005	6.28%
Annual Return 2006	rr_AnnualReturn2006	(0.32%)
Annual Return 2007	rr_AnnualReturn2007	16.07%
Annual Return 2008	rr_AnnualReturn2008	(44.30%)
Annual Return 2009	rr_AnnualReturn2009	35.26%
Annual Return 2010	rr_AnnualReturn2010	9.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.09%)
Focused Large-Cap Growth Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.09%)
Focused Large-Cap Growth Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.75%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.92%)
Focused Large-Cap Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,323
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,323
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.04%)
Focused Large-Cap Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.15%)
Focused Large-Cap Growth Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[3]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio
Focused Growth Portfolio
Investment Goal
The investment goal of the Focused Growth Portfolio (the "Portfolio") is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Growth Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Growth Portfolio		Class A	Class B	Class C
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.40%	0.47%	0.42%
Total Annual Fund Operating Expenses	[1]	1.75%	2.47%	2.42%
Fee Waiver and/or Expense Reimbursement	[2]	0.03%	0.10%	0.05%
Total Annual Fund Operating Expense	[3][4]	1.72%	2.37%	2.37%
[1]	Before Fee Waiver and/or Expense Reimbursement
[2]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	After Fee Waiver and/or Expense Reimbursement
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class B	640	1,039	1,465	2,545
Class C	340	739	1,265	2,706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class B	240	739	1,265	2,545
Class C	240	739	1,265	2,706

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the
Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities of companies of any market capitalization that offer the potential for long-term growth of capital.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Growth Index, a broad measure of market performance.

FOCUSED GROWTH PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 20.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.33% (quarter ended September 30, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Return (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		3.63%	0.02%	0.26%
Class B	Class B		5.26%	0.17%	0.32%
Class C	Class C		8.21%	0.55%	0.19%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		3.63%	(0.15%)	0.17%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.36%	(0.03%)	0.19%
Russell 3000 Growth Index	Russell 3000® Growth Index		17.64%	3.88%	0.28%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Growth Portfolio (the "Portfolio") is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the
Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities of companies of any market capitalization that offer the potential for long-term growth of capital.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Growth Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED GROWTH PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Growth Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 20.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.33% (quarter ended September 30, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (as of the periods ended December 31, 2010)
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.33%)
Focused Growth Portfolio | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.28%
Focused Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.72%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Annual Return 2001	rr_AnnualReturn2001	(26.93%)
Annual Return 2002	rr_AnnualReturn2002	(23.07%)
Annual Return 2003	rr_AnnualReturn2003	35.44%
Annual Return 2004	rr_AnnualReturn2004	17.19%
Annual Return 2005	rr_AnnualReturn2005	14.92%
Annual Return 2006	rr_AnnualReturn2006	4.98%
Annual Return 2007	rr_AnnualReturn2007	21.73%
Annual Return 2008	rr_AnnualReturn2008	(47.77%)
Annual Return 2009	rr_AnnualReturn2009	44.70%
Annual Return 2010	rr_AnnualReturn2010	9.97%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%
Focused Growth Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.17%
Focused Growth Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.19%
Focused Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.37%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,545
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,545
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.32%
Focused Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.37%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.19%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	Before Fee Waiver and/or Expense Reimbursement
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[6]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio
Focused Small-Cap Growth Portfolio
Investment Goal
The investment goal of the Focused Small-Cap Growth Portfolio (the "Portfolio" )
is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Small-Cap Growth Portfolio (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Small-Cap Growth Portfolio		Class A	Class B	Class C	Class I
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.42%	0.56%	0.48%	2.37%
Acquired Funds Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.53%	2.32%	2.24%	3.13%
Fee Waiver and/or Expense Reimbursement	[3][4]	(0.0005)	(0.0006)	(0.0014)	0.0179
Total Annual Fund Operating Expense	[5][6][7]	1.58%	2.38%	2.38%	1.34%
[1]	The management fee for the Portfolio was decreased effective December 7, 2009. The expense information in the table reflects the current management fee as if it had been in effect for a full fiscal year and, therefore, the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements/(Recoupment)" shown in the table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[2]	Before Fee Waiver and/or Expense Reimbursement/(Recoupment)
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	Includes Recoupments
[5]	After Fee Waiver and/or Expense Reimbursement/(Recoupment)
[6]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37%, 2.37% and 1.33% for Class A, Class B, Class C and Class I shares, respectively. Effective December 7, 2009, the contractual expense cap for the Portfolio's Class I shares was decreased from 1.62% to 1.33%. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[7]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements/(Recoupment) do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements/(Recoupment) shown in the table above for the Class I shares exceed the contractual expense limitations shown in footnote 4 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Small-Cap Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	726	1,045	1,386	2,345
Class B	641	1,042	1,470	2,517
Class C	341	742	1,270	2,716
Class I	136	425	734	1,613

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Small-Cap Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	726	1,045	1,386	2,345
Class B	241	742	1,270	2,517
Class C	241	742	1,270	2,716
Class I	136	425	734	1,613

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 261% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Small-Cap Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index, the
Portfolio's Benchmark Index.

Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell
2000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2010, the market capitalization range of companies in the Russell 2000 Index was  $0.04 billion to  $2.54 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small-Market Capitalization. The Portfolio invests in small-cap companies.
Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Growth Index, a broad measure of market performance.

FOCUSED SMALL-CAP GROWTH (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 31.82% (quarter ended December 31, 2001) and the lowest return for a quarter was -25.45% (quarter ended September 30, 2001).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Small-Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		11.44%	1.04%	2.37%
Class B	Class B		13.30%	1.25%	2.49%
Class C	Class C		16.28%	1.56%	2.31%
Class I	Class I		18.53%	2.37%	3.14%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		11.44%	0.10%	1.76%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	7.44%	0.86%	2.02%
Russell 2000 Growth Index	Russell 2000® Growth Index		29.09%	5.30%	3.78%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Small-Cap Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Small-Cap Growth Portfolio (the "Portfolio" )
is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 261% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	261.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements/(Recoupment) do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Small-Cap Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index, the
Portfolio's Benchmark Index.

Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell
2000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2010, the market capitalization range of companies in the Russell 2000 Index was  $0.04 billion to  $2.54 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small-Market Capitalization. The Portfolio invests in small-cap companies.
Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Growth Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED SMALL-CAP GROWTH (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Growth Index, a broad measure of market performance.

Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 31.82% (quarter ended December 31, 2001) and the lowest return for a quarter was -25.45% (quarter ended September 30, 2001).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Small-Cap Growth Portfolio (Prospectus Summary) | Focused Small-Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
Focused Small-Cap Growth Portfolio | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Focused Small-Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[3]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0005)	[4],[5]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.58%	[6],[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,345
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	726
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,045
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,386
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,345
Annual Return 2001	rr_AnnualReturn2001	(15.62%)
Annual Return 2002	rr_AnnualReturn2002	(24.07%)
Annual Return 2003	rr_AnnualReturn2003	44.80%
Annual Return 2004	rr_AnnualReturn2004	18.56%
Annual Return 2005	rr_AnnualReturn2005	9.07%
Annual Return 2006	rr_AnnualReturn2006	9.43%
Annual Return 2007	rr_AnnualReturn2007	8.92%
Annual Return 2008	rr_AnnualReturn2008	(35.69%)
Annual Return 2009	rr_AnnualReturn2009	23.35%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Focused Small-Cap Growth Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
Focused Small-Cap Growth Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[9]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
Focused Small-Cap Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[3]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0006)	[4],[5]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.38%	[6],[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,470
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,517
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,517
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
Focused Small-Cap Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[3]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0014)	[4],[5]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.38%	[6],[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Focused Small-Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%	[3]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0179	[4],[5]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.34%	[6],[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	The management fee for the Portfolio was decreased effective December 7, 2009. The expense information in the table reflects the current management fee as if it had been in effect for a full fiscal year and, therefore, the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements/(Recoupment)" shown in the table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[3]	Before Fee Waiver and/or Expense Reimbursement/(Recoupment)
[4]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[5]	Includes Recoupments
[6]	After Fee Waiver and/or Expense Reimbursement/(Recoupment)
[7]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37%, 2.37% and 1.33% for Class A, Class B, Class C and Class I shares, respectively. Effective December 7, 2009, the contractual expense cap for the Portfolio's Class I shares was decreased from 1.62% to 1.33%. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[8]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements/(Recoupment) do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements/(Recoupment) shown in the table above for the Class I shares exceed the contractual expense limitations shown in footnote 4 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[9]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio
Focused Small-Cap Value Portfolio
Investment Goal
The investment goal of the Focused Small-Cap Value Portfolio (the "Portfolio")
is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Small-Cap Value Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Small-Cap Value Portfolio		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses	[1]	0.37%	0.53%	0.43%
Total Annual Fund Operating Expenses	[2]	1.47%	2.28%	2.18%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3]		(0.0009)
Total Annual Fund Operating Expense	[4][5]	1.47%	2.37%	2.18%
[1]	"Other Expenses" include "acquired fund fees and expenses."
[2]	Before Fee Waiver and/or Expense Reimbursement/(Recoupment)
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Small-Cap Value Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	716	1,013	1,332	2,231
Class B	640	1,039	1,465	2,482
Class C	321	682	1,169	2,513

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Small-Cap Value Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	716	1,013	1,332	2,231
Class B	240	739	1,265	2,482
Class C	221	682	1,169	2,513

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategies are value and "focused." The value oriented philosophy to which the Focused Small-Cap Value Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The
Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the
Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the
Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index, the
Portfolio's Benchmark index.

Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell
2000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2010, the market capitalization range of companies in the Russell 2000 Index was  $0.04 billion to  $2.54 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small-market capitalization. The Portfolio invests in small-cap companies.
Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart.

FOCUSED SMALL-CAP VALUE PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 26.39% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.56% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Small-Cap Value Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		30.38%	2.50%	7.00%
Class B	Class B		33.11%	2.61%	7.06%
Class C	Class C		36.28%	3.02%	6.93%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		29.28%	1.35%	5.46%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	19.89%	1.61%	5.43%
Russell 2000 Value Index	Russell 2000® Value Index		24.50%	3.52%	8.42%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Small-Cap Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Small-Cap Value Portfolio (the "Portfolio")
is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategies are value and "focused." The value oriented philosophy to which the Focused Small-Cap Value Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The
Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the
Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the
Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index, the
Portfolio's Benchmark index.

Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell
2000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 25, 2010, the market capitalization range of companies in the Russell 2000 Index was  $0.04 billion to  $2.54 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small-market capitalization. The Portfolio invests in small-cap companies.
Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED SMALL-CAP VALUE PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 2000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 26.39% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.56% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.56%)
Focused Small-Cap Value Portfolio | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
Focused Small-Cap Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.47%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,332
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	716
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
Annual Return 2001	rr_AnnualReturn2001	16.24%
Annual Return 2002	rr_AnnualReturn2002	(14.82%)
Annual Return 2003	rr_AnnualReturn2003	44.10%
Annual Return 2004	rr_AnnualReturn2004	21.09%
Annual Return 2005	rr_AnnualReturn2005	0.58%
Annual Return 2006	rr_AnnualReturn2006	13.02%
Annual Return 2007	rr_AnnualReturn2007	1.30%
Annual Return 2008	rr_AnnualReturn2008	(38.79%)
Annual Return 2009	rr_AnnualReturn2009	23.86%
Annual Return 2010	rr_AnnualReturn2010	38.31%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.00%
Focused Small-Cap Value Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.46%
Focused Small-Cap Value Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.43%
Focused Small-Cap Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[3]
Recoupments	ck0001020861_RecoupmentOverAssets	0.0009	[7]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.37%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,482
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.06%
Focused Small-Cap Value Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.18%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.93%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	"Other Expenses" include "acquired fund fees and expenses."
[3]	Before Fee Waiver and/or Expense Reimbursement/(Recoupment)
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[6]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
[7]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.

Focused Dividend Strategy Portfolio (Prospectus Summary) | Focused Dividend Strategy Portfolio
Focused Dividend Strategy Portfolio
Investment Goal
The investment goal of the Focused Dividend Strategy Portfolio (the "Portfolio"
) is total return (including capital appreciation and current income).

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Dividend Strategy Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Dividend Strategy Portfolio	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	1.00%
Other Expenses	0.35%	0.41%	0.35%
Total Annual Fund Operating Expenses	1.05%	1.76%	1.70%

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Dividend Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	676	890	1,121	1,784
Class B	579	854	1,154	1,886
Class C	273	536	923	2,009

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Dividend Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	676	890	1,121	1,784
Class B	179	554	954	1,886
Class C	173	536	923	2,009

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is value. The value oriented philosophy to which the Focused Dividend Strategy Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Focused Dividend Strategy Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial
Average. The next twenty stocks will be selected from the Russell 1000 Index.
The selection criteria for these twenty stocks will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Portfolio may include securities of foreign issuers, but such securities may not exceed 20% of the Portfolio at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio manager may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria or when the value of a security becomes a disproportionately large percentage of the Portfolio's holdings, in the discretion of the portfolio manager.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Focused Dividend Strategy Portfolio's fiscal year (October 31). Immediately after the Focused Dividend Strategy
Portfolio buys and sells stock in connection with the Portfolio's annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Focused Dividend Strategy Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio.
Thereafter, when an investor purchases shares of the Focused Dividend Strategy
Portfolio, the Adviser will generally invest additional funds in the pre-selected stocks based on each stock's respective percentage of the
Portfolio's assets at the time.

The Focused Dividend Strategy Portfolio employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Focused
Dividend Strategy Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the
Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.

FOCUSED DIVIDEND STRATEGY PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 30.16% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.91% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Dividend Strategy Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		6.80%	4.60%	5.28%
Class B	Class B		8.66%	4.90%	5.34%
Class C	Class C		11.66%	5.18%	5.23%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		6.37%	2.95%	4.21%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	4.95%	3.52%	4.27%
S&P 500 Index	S&P 500 Index		15.06%	2.29%	1.41%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Dividend Strategy Portfolio (Prospectus Summary) | Focused Dividend Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Dividend Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Dividend Strategy Portfolio (the "Portfolio"
) is total return (including capital appreciation and current income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is value. The value oriented philosophy to which the Focused Dividend Strategy Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Focused Dividend Strategy Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial
Average. The next twenty stocks will be selected from the Russell 1000 Index.
The selection criteria for these twenty stocks will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Portfolio may include securities of foreign issuers, but such securities may not exceed 20% of the Portfolio at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio manager may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria or when the value of a security becomes a disproportionately large percentage of the Portfolio's holdings, in the discretion of the portfolio manager.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Focused Dividend Strategy Portfolio's fiscal year (October 31). Immediately after the Focused Dividend Strategy
Portfolio buys and sells stock in connection with the Portfolio's annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Focused Dividend Strategy Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio.
Thereafter, when an investor purchases shares of the Focused Dividend Strategy
Portfolio, the Adviser will generally invest additional funds in the pre-selected stocks based on each stock's respective percentage of the
Portfolio's assets at the time.

The Focused Dividend Strategy Portfolio employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Focused
Dividend Strategy Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the
Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED DIVIDEND STRATEGY PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 30.16% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.91% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Dividend Strategy Portfolio (Prospectus Summary) | Focused Dividend Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Focused Dividend Strategy Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Focused Dividend Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,121
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,784
Annual Return 2001	rr_AnnualReturn2001	7.69%
Annual Return 2002	rr_AnnualReturn2002	(7.05%)
Annual Return 2003	rr_AnnualReturn2003	19.57%
Annual Return 2004	rr_AnnualReturn2004	9.30%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	13.79%
Annual Return 2007	rr_AnnualReturn2007	5.86%
Annual Return 2008	rr_AnnualReturn2008	(34.17%)
Annual Return 2009	rr_AnnualReturn2009	47.83%
Annual Return 2010	rr_AnnualReturn2010	17.33%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.28%
Focused Dividend Strategy Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.21%
Focused Dividend Strategy Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
Focused Dividend Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,886
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,886
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.34%
Focused Dividend Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Growth and Income Portfolio (Prospectus Summary) | Focused Growth and Income Portfolio
Focused Growth and Income Portfolio
Investment Goals
The investment goals of the Focused Growth and Income Portfolio (the
"Portfolio") are long-term growth of capital and current income.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Growth and Income Portfolio (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Growth and Income Portfolio		Class A	Class B	Class C	Class I
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses	[2]	0.41%	0.50%	0.43%	4.51%
Total Annual Fund Operating Expenses	[3]	1.51%	2.25%	2.18%	5.26%
Fee Waiver and/or Expense Reimbursement	[4][5]	(0.0004)	(0.0012)	(0.0008)	0.0394
Total Annual Fund Operating Expense	[6][7]	1.55%	2.37%	2.26%	1.32%
[1]	The management fee for the Portfolio was decreased effective January 25, 2010. The expense information in the table reflects the current management fee as if it had been in effect for a full fiscal year and, therefore, the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements/(Recoupment)" shown in the table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[2]	"Other Expenses" include "acquired fund fees and expenses".
[3]	Before Expense Reimbursement/(Recoupment)
[4]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 5 below.
[5]	Includes Recoupments
[6]	After Fee Waiver and/or Expense Reimbursement/(Recoupment)
[7]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37%, 2.37% and 1.32% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Growth and Income Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	724	1,036	1,371	2,314
Class B	640	1,039	1,465	2,502
Class C	329	706	1,210	2,595
Class I	134	418	723	1,590

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Growth and Income Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	724	1,036	1,371	2,314
Class B	240	739	1,265	2,502
Class C	229	706	1,210	2,595
Class I	134	418	723	1,590

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 240% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategies are growth, value and "focused."
The growth oriented philosophy to which the Focused Growth and Income Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The value oriented philosophy to which the Focused Growth and Income Portfolio partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers'
"highest confidence" stocks exceeds that of their more diversified portfolios.
The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the
Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities to achieve a blend of growth companies, value companies and companies that the Adviser believes have elements of growth and value, issued by large-cap companies that offer the potential for long-term growth of capital, including those that offer the potential for a reasonable level of current income.

Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the smallest company in the Russell
1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 29, 2010, the market capitalization range of companies in the Russell 1000 Index was approximately  $0.97 billion to  $290.86 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the principal investment strategies and principal investment techniques of the Fund.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.

FOCUSED GROWTH AND INCOME PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 20.63% (quarter ended June 30, 2003) and the lowest return for a quarter was -23.14% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Growth and Income Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		2.96%	(1.90%)	(0.93%)
Class B	Class B		4.33%	(1.76%)	(0.86%)
Class C	Class C		7.33%	(1.40%)	(1.01%)
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		2.83%	(2.56%)	(1.28%)
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.08%	(1.64%)	(0.80%)
S&P 500 Index	S&P 500 Index		15.06%	2.29%	1.41%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Growth and Income Portfolio (Prospectus Summary) | Focused Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Growth and Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goals of the Focused Growth and Income Portfolio (the
"Portfolio") are long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 240% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	240.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategies are growth, value and "focused."
The growth oriented philosophy to which the Focused Growth and Income Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The value oriented philosophy to which the Focused Growth and Income Portfolio partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers'
"highest confidence" stocks exceeds that of their more diversified portfolios.
The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the
Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities to achieve a blend of growth companies, value companies and companies that the Adviser believes have elements of growth and value, issued by large-cap companies that offer the potential for long-term growth of capital, including those that offer the potential for a reasonable level of current income.

Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the smallest company in the Russell
1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 29, 2010, the market capitalization range of companies in the Russell 1000 Index was approximately  $0.97 billion to  $290.86 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the principal investment strategies and principal investment techniques of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED GROWTH AND INCOME PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 20.63% (quarter ended June 30, 2003) and the lowest return for a quarter was -23.14% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Growth and Income Portfolio (Prospectus Summary) | Focused Growth and Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Focused Growth and Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Focused Growth and Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[4]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0004)	[5],[6]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.55%	[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,314
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	724
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,036
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,371
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,314
Annual Return 2001	rr_AnnualReturn2001	(19.60%)
Annual Return 2002	rr_AnnualReturn2002	(15.27%)
Annual Return 2003	rr_AnnualReturn2003	33.25%
Annual Return 2004	rr_AnnualReturn2004	6.60%
Annual Return 2005	rr_AnnualReturn2005	3.59%
Annual Return 2006	rr_AnnualReturn2006	17.16%
Annual Return 2007	rr_AnnualReturn2007	6.66%
Annual Return 2008	rr_AnnualReturn2008	(40.82%)
Annual Return 2009	rr_AnnualReturn2009	19.29%
Annual Return 2010	rr_AnnualReturn2010	9.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.93%)
Focused Growth and Income Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.28%)
Focused Growth and Income Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[9]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.80%)
Focused Growth and Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[4]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0012)	[5],[6]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.37%	[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,502
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.86%)
Focused Growth and Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[4]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0008)	[5],[6]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.26%	[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.01%)
Focused Growth and Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.51%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.26%	[4]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0394	[5],[6]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.32%	[7],[8]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	The management fee for the Portfolio was decreased effective January 25, 2010. The expense information in the table reflects the current management fee as if it had been in effect for a full fiscal year and, therefore, the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements/(Recoupment)" shown in the table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table.
[3]	"Other Expenses" include "acquired fund fees and expenses".
[4]	Before Expense Reimbursement/(Recoupment)
[5]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 5 below.
[6]	Includes Recoupments
[7]	After Fee Waiver and/or Expense Reimbursement/(Recoupment)
[8]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37%, 2.37% and 1.32% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[9]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio
Focused Technology Portfolio
Investment Goal
The investment goal of the Focused Technology Portfolio (the "Portfolio") is
long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Technology Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Technology Portfolio		Class A	Class B	Class C
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.47%	0.77%	0.59%
Total Annual Fund Operating Expenses	[1]	1.82%	2.77%	2.59%
Fee Waiver and/or Expense Reimbursement	[2]	(0.0004)	0.0024	0.0006
Total Annual Fund Operating Expense	[3][4]	1.86%	2.53%	2.53%
[1]	Before Expense Reimbursement
[2]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	After Fee Waiver and/or Expense Reimbursement
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.88%, 2.53% and 2.53% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Focused Technology Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	753	1,126	1,523	2,629
Class B	656	1,088	1,545	2,702
Class C	356	788	1,345	2,866

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Technology Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	753	1,126	1,523	2,629
Class B	256	788	1,345	2,702
Class C	256	788	1,345	2,866

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Technology Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

The Focused Technology Portfolio will generally invest in between 30 to 50 companies whose principal business, the Adviser believes, will significantly benefit from advances or improvement in technology. Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services. The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology. The relative size of the Portfolio's investment within these industries will vary from time to time, and at times, one of these industries may not be represented in the Portfolio's holdings.
Under normal market conditions, all of the Portfolio's holdings will be in technology companies.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Technology Companies. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not have significant investments in technology companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance, and the
Morgan Stanley Technology Index. Sales charges are not reflected in the Bar
Chart. If these amounts were reflected, returns would be less than those shown.
However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the
Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

FOCUSED TECHNOLOGY PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 42.82% (quarter ended December 31, 2001) and the lowest return for a quarter was -47.21% (quarter ended September 30, 2001).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Technology Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		3.98%	(0.61%)	(5.28%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		3.98%	(0.61%)	(5.28%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.58%	(0.51%)	(4.30%)
Class B	Class B		5.83%	(0.47%)	(5.18%)
Class C	Class C		8.83%	(0.06%)	(5.31%)
S&P 500 Index	S&P 500 Index		15.06%	2.29%	1.41%
Morgan Stanley Technology Index	Morgan Stanley Technology Index		16.04%	5.75%	0.50%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Technology Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Technology Portfolio (the "Portfolio") is
long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Technology Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

The Focused Technology Portfolio will generally invest in between 30 to 50 companies whose principal business, the Adviser believes, will significantly benefit from advances or improvement in technology. Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services. The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology. The relative size of the Portfolio's investment within these industries will vary from time to time, and at times, one of these industries may not be represented in the Portfolio's holdings.
Under normal market conditions, all of the Portfolio's holdings will be in technology companies.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Technology Companies. Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not have significant investments in technology companies.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance, and the
Morgan Stanley Technology Index. Sales charges are not reflected in the Bar
Chart. If these amounts were reflected, returns would be less than those shown.
However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the
Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance, and the Morgan Stanley Technology Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED TECHNOLOGY PORTFOLIO (CLASS A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 42.82% (quarter ended December 31, 2001) and the lowest return for a quarter was -47.21% (quarter ended September 30, 2001).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.21%)
Focused Technology Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Focused Technology Portfolio | Morgan Stanley Technology Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Technology Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.50%
Focused Technology Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[2]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0004)	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.86%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	753
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,629
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	753
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,126
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,629
Annual Return 2001	rr_AnnualReturn2001	(55.85%)
Annual Return 2002	rr_AnnualReturn2002	(43.53%)
Annual Return 2003	rr_AnnualReturn2003	80.73%
Annual Return 2004	rr_AnnualReturn2004	20.12%
Annual Return 2005	rr_AnnualReturn2005	10.72%
Annual Return 2006	rr_AnnualReturn2006	(2.27%)
Annual Return 2007	rr_AnnualReturn2007	17.03%
Annual Return 2008	rr_AnnualReturn2008	(46.56%)
Annual Return 2009	rr_AnnualReturn2009	52.48%
Annual Return 2010	rr_AnnualReturn2010	10.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.28%)
Focused Technology Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.28%)
Focused Technology Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.30%)
Focused Technology Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%	[2]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0024	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.53%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,088
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,545
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	788
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,702
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.18%)
Focused Technology Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[2]
Fee Waiver and/or Expense Reimbursement	ck0001020861_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0006	[3]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.53%	[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	788
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,866
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	788
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,866
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.31%)

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	Before Expense Reimbursement
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.88%, 2.53% and 2.53% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[6]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio
Focused StarALPHA Portfolio
Investment Goal
The investment goal of the Focused StarALPHA Portfolio (the "Portfolio" ) is
total return.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused StarALPHA Portfolio (USD $)		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Exchange Fee		none	none
Maximum Account Fee		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused StarALPHA Portfolio		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Other Expenses	[1]	0.49%	0.65%
Total Annual Fund Operating Expenses	[2]	1.84%	2.65%
Fee Waiver and/or Expense Reimbursement	[3]	0.12%	0.28%
Total Annual Fund Operating Expense	[4][5]	1.72%	2.37%
[1]	"Other Expenses" include "acquired fund fees and expenses."
[2]	Before Fee Waiver and/or Expense Reimbursement
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% and 2.37% for Class A and Class B, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused StarALPHA Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class C	340	739	1,265	2,706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused StarALPHA Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	740	1,086	1,455	2,488
Class C	240	739	1,265	2,706

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 254% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is "focused." A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and this Portfolio will generally hold
30 to 50 securities depending on the number of advisers that it employs.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new Adviser is selected to manage the Portfolio or a portion of a Portfolio's assets. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization. While the Advisers will invest in companies primarily selected on the basis of company fundamentals, they may also consider macroeconomic and other factors.

The Focused StarALPHA Portfolio's portfolio managers seek to provide risk-adjusted excess returns ("alpha") over the Portfolio's benchmark index, the
S&P 500 Index. The S&P 500 Index is the Standard & Poor's Composite Stock Price
Index, a widely recognized unmanaged index of common stock prices.

The Focused StarALPHA Portfolio is managed by three to five Advisers, with each
Adviser generally investing in up to 10 securities, without regard to investment style or market capitalization. The Focused StarALPHA Portfolio will initially have five Advisers and will generally hold up to a total of 50 securities. In the future, SunAmerica may, in its sole discretion, determine to decrease the number of advisers for the Portfolio to a minimum of three. For example, in the event SunAmerica terminates an adviser, it may opt not to replace the Adviser.
In addition to the factors normally considered by SunAmerica in selecting subadvisers, Advisers for the StarALPHA Portfolio are selected based on the following criteria:

  o   Expertise. The Adviser has investment management expertise in a broad and varied range of equity asset classes. Such capability is expected to add investment value for the Portfolio by providing greater diversity of risk and non-correlated sources of returns.

  o   Lack of Stock Selection Bias. The Adviser has a flexible investment management infrastructure and experience that allows it to meet the
      Portfolio's wide-ranging mandate without imposing selection-biases and has demonstrated the ability to implement that approach effectively.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

IPOs. The Portfolio may invest in securities purchased in initial public offerings ("IPOs"). While the Portfolio's investments in IPOs are based, as are its other investments, on solid company fundamentals, investments in IPOs can be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic reasons. Additionally, investments in IPOs may magnify the Portfolio's performance if it has a small asset base.
The Portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the Portfolio will be able to obtain proportionately larger IPO allocations.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.

FOCUSED STARALPHA PORTFOLIO (CLASS A)

During the 3-year period shown in the Bar Chart, the highest return for a quarter was 21.84% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.73% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused StarALPHA Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		0.85%	(7.52%)	May 3, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		0.79%	(7.54%)	May 3, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	0.58%	(6.29%)	May 3, 2007
Class C	Class C		5.34%	(6.60%)	May 3, 2007
S&P 500 Index	S&P 500 Index		15.06%	(2.31%)	May 3, 2007
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused StarALPHA Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused StarALPHA Portfolio (the "Portfolio" ) is
total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 254% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	254.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is "focused." A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and this Portfolio will generally hold
30 to 50 securities depending on the number of advisers that it employs.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new Adviser is selected to manage the Portfolio or a portion of a Portfolio's assets. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization. While the Advisers will invest in companies primarily selected on the basis of company fundamentals, they may also consider macroeconomic and other factors.

The Focused StarALPHA Portfolio's portfolio managers seek to provide risk-adjusted excess returns ("alpha") over the Portfolio's benchmark index, the
S&P 500 Index. The S&P 500 Index is the Standard & Poor's Composite Stock Price
Index, a widely recognized unmanaged index of common stock prices.

The Focused StarALPHA Portfolio is managed by three to five Advisers, with each
Adviser generally investing in up to 10 securities, without regard to investment style or market capitalization. The Focused StarALPHA Portfolio will initially have five Advisers and will generally hold up to a total of 50 securities. In the future, SunAmerica may, in its sole discretion, determine to decrease the number of advisers for the Portfolio to a minimum of three. For example, in the event SunAmerica terminates an adviser, it may opt not to replace the Adviser.
In addition to the factors normally considered by SunAmerica in selecting subadvisers, Advisers for the StarALPHA Portfolio are selected based on the following criteria:

  o   Expertise. The Adviser has investment management expertise in a broad and varied range of equity asset classes. Such capability is expected to add investment value for the Portfolio by providing greater diversity of risk and non-correlated sources of returns.

  o   Lack of Stock Selection Bias. The Adviser has a flexible investment management infrastructure and experience that allows it to meet the
      Portfolio's wide-ranging mandate without imposing selection-biases and has demonstrated the ability to implement that approach effectively.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

IPOs. The Portfolio may invest in securities purchased in initial public offerings ("IPOs"). While the Portfolio's investments in IPOs are based, as are its other investments, on solid company fundamentals, investments in IPOs can be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic reasons. Additionally, investments in IPOs may magnify the Portfolio's performance if it has a small asset base.
The Portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the Portfolio will be able to obtain proportionately larger IPO allocations.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED STARALPHA PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 3-year period shown in the Bar Chart, the highest return for a quarter was 21.84% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.73% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.73%)
Focused StarALPHA Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2007
Focused StarALPHA Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[4]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.72%	[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Annual Return 2008	rr_AnnualReturn2008	(42.42%)
Annual Return 2009	rr_AnnualReturn2009	26.82%
Annual Return 2010	rr_AnnualReturn2010	7.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2007
Focused StarALPHA Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2007
Focused StarALPHA Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2007
Focused StarALPHA Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[4]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.37%	[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2007

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	"Other Expenses" include "acquired fund fees and expenses."
[3]	Before Fee Waiver and/or Expense Reimbursement
[4]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[5]	After Fee Waiver and/or Expense Reimbursement
[6]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% and 2.37% for Class A and Class B, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[7]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio
SunAmerica Strategic Value Portfolio
Investment Goal
The investment goal of the SunAmerica Strategic Value Portfolio (the "Portfolio"
) is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Strategic Value Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Strategic Value Portfolio		Class A	Class B	Class C
Management Fees	[1]	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.38%	0.44%	0.39%
Total Annual Fund Operating Expenses	[1][2]	1.48%	2.19%	2.14%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3]	(0.0006)	(0.0018)	(0.0007)
Total Annual Fund Operating Expense	[1][4][5]	1.54%	2.37%	2.21%
[1]	Effective February 28, 2011, the management fee for the Portfolio was decreased from 1.00% to 0.75%. Accordingly, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	Before Expense Reimbursement
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Strategic Value Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	723	1,033	1,366	2,304
Class B	640	1,039	1,465	2,500
Class C	324	691	1,185	2,544

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Strategic Value Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	723	1,033	1,366	2,304
Class B	240	739	1,265	2,500
Class C	224	691	1,185	2,544

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is based on value. The value oriented philosophy to which the SunAmerica Strategic Value Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with securities selected annually from the Russell 3000 Value
Index. The portfolio manager selects securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio manager employs to identify and rank companies within the Russell 3000 Value
Index. Through this selection process, the portfolio manager will select approximately 100 securities from the Russell 3000 Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio's volatility relative to the Russell 3000 Value Index. While the securities selection process will take place on an annual basis, the portfolio manager may in his discretion, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio becomes a disproportionately large percentage of the Portfolio's holdings or when the security substantially underperforms relative to the Russell 3000 Value Index.

The Portfolio will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Portfolio employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the
Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.

SUNAMERICA STRATEGIC VALUE PORTFOLIO (CLASS A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 29.12% (quarter ended June 30, 2009) and the lowest return for a quarter was -32.77% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns SunAmerica Strategic Value Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		5.59%	0.80%	3.51%
Class B	Class B		7.34%	1.02%	3.59%
Class C	Class C		10.34%	1.33%	3.45%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		5.60%	(0.11%)	2.81%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	3.64%	0.73%	3.00%
Russell 3000 Value Index	Russell 3000 Value Index		16.23%	1.45%	3.63%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Strategic Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the SunAmerica Strategic Value Portfolio (the "Portfolio"
) is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-68 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is based on value. The value oriented philosophy to which the SunAmerica Strategic Value Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with securities selected annually from the Russell 3000 Value
Index. The portfolio manager selects securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio manager employs to identify and rank companies within the Russell 3000 Value
Index. Through this selection process, the portfolio manager will select approximately 100 securities from the Russell 3000 Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio's volatility relative to the Russell 3000 Value Index. While the securities selection process will take place on an annual basis, the portfolio manager may in his discretion, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio becomes a disproportionately large percentage of the Portfolio's holdings or when the security substantially underperforms relative to the Russell 3000 Value Index.

The Portfolio will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Portfolio employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the
Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA STRATEGIC VALUE PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 29.12% (quarter ended June 30, 2009) and the lowest return for a quarter was -32.77% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.77%)
SunAmerica Strategic Value Portfolio | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
SunAmerica Strategic Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2],[3]
Fee Waiver and/or Expense Reimbursement/(Recoupment)	ck0001020861_RecoupmentOverAssets	(0.0006)	[4]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	1.54%	[2],[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,366
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	723
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,033
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,366
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,304
Annual Return 2001	rr_AnnualReturn2001	10.00%
Annual Return 2002	rr_AnnualReturn2002	(23.35%)
Annual Return 2003	rr_AnnualReturn2003	35.40%
Annual Return 2004	rr_AnnualReturn2004	14.98%
Annual Return 2005	rr_AnnualReturn2005	3.36%
Annual Return 2006	rr_AnnualReturn2006	24.11%
Annual Return 2007	rr_AnnualReturn2007	7.17%
Annual Return 2008	rr_AnnualReturn2008	(49.81%)
Annual Return 2009	rr_AnnualReturn2009	47.63%
Annual Return 2010	rr_AnnualReturn2010	12.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
SunAmerica Strategic Value Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.81%
SunAmerica Strategic Value Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
SunAmerica Strategic Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2],[3]
Fee Waiver and/or Expense Reimbursement/(Recoupment)	ck0001020861_RecoupmentOverAssets	(0.0018)	[4]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.37%	[2],[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,500
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,500
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%
SunAmerica Strategic Value Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2],[3]
Fee Waiver and/or Expense Reimbursement/(Recoupment)	ck0001020861_RecoupmentOverAssets	(0.0007)	[4]
Total Annual Fund Operating Expense	rr_NetExpensesOverAssets	2.21%	[2],[5],[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	Effective February 28, 2011, the management fee for the Portfolio was decreased from 1.00% to 0.75%. Accordingly, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	Before Expense Reimbursement
[4]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[5]	After Fee Waiver and/or Expense Reimbursement
[6]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[7]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio
Focused Balanced Strategy Portfolio
Investment Goals
The investment goals of the Focused Balanced Strategy Portfolio (the
"Portfolio") are growth of capital and conservation of principal.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Balanced Strategy Portfolio (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Balanced Strategy Portfolio		Class A	Class B	Class C	Class I
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	0.65%	0.65%	none
Other Expenses		0.12%	0.13%	0.11%	1.54%
Acquired Funds Fees and Expenses		1.40%	1.40%	1.40%	1.40%
Total Annual Fund Operating Expenses	[1]	1.62%	2.28%	2.26%	3.04%
[1]	The Total Annual Fund Operating Expenses for the Class A, Class B, Class C and Class I shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Balanced Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	730	1,057	1,406	2,386
Class B	631	1,012	1,420	2,450
Class C	329	706	1,210	2,595
Class I	307	939	1,596	3,355

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Balanced Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	730	1,057	1,406	2,386
Class B	231	712	1,220	2,450
Class C	229	706	1,210	2,595
Class I	307	939	1,596	3,355

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
13% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities and fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among (i) a combination of funds within SunAmerica Series, Inc., SunAmerica
Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate
Fund, Inc., investing in equity and fixed income securities, and (ii) the
SunAmerica Alternative Strategies Fund.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above, the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                              Focused
                             Balanced
                             Strategy
                             Portfolio
Domestic Equity Securities    35%-75%
Foreign Equity Securities     0%-20%
Fixed Income Securities       25%-50%
Alternative Strategies        0%-30%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

Prepayment Risks. The Portfolio invests in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Disciplined Strategy. The Portfolio may invest in certain Underlying Funds that will not deviate from their strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If these Underlying Funds are committed to a strategy that is unsuccessful, these Underlying Funds will not meet their investment goals. Because these Underlying Funds generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), these Underlying Funds may be more susceptible to general market declines than other mutual funds.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as a Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases):

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the SunAmerica Alternative
Strategies Fund's use of futures contracts include: (i) although the SunAmerica
Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative
Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica Alternative Strategies Fund has
insufficient cash to meet margin requirements, the SunAmerica Alternative
Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). The investments held by the Subsidiary are similar to those that are permitted to be held by the SunAmerica Alternative Strategies Fund and, therefore, the Subsidiary is subject to risks similar to those of the SunAmerica
Alternative Strategies Fund. Because the Subsidiary is organized under Cayman
Islands law and is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of the SunAmerica Alternative Strategies Fund and/or the
Subsidiary to operate as intended. For example, the Government of the Cayman
Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If
Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative
Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies
Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities.
Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk.  The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.

FOCUSED BALANCED STRATEGY PORTFOLIO (CLASS A)	[1]

During the 8-year perio shown in the Bar Chart the highest return for a quarter was 13.20% (quarter ended June 30, 2003) and the lowest return for a quarter was -15.92% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Balanced Strategy Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes		3.27%	0.27%	4.57%	Nov 8, 2002
Class B	Class B		4.75%	0.49%	4.65%	Nov 8, 2002
Class C	Class C		7.83%	0.83%	4.66%	Nov 8, 2002
Class I	Class I		9.57%	1.53%	2.75%	Feb 23, 2004
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		2.66%	(1.05%)	3.43%	Nov 8, 2002
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	2.18%	(0.15%)	3.60%	Nov 8, 2002
Russell 3000 Index Class A					7.23%	Nov 8, 2002
Russell 3000 Index Class B					7.23%	Nov 8, 2002
Russell 3000 Index Class C					7.23%	Nov 8, 2002
Russell 3000 Index Class I					4.18%	Feb 23, 2004
Russell 3000 Index	Russell 3000® Index		16.93%	2.74%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

[1]	The returns of Class A are shown in the bar chart since Class A shares have the earliest or the same inception date as the Portfolio's other classes and Class A shares have the largest amount of net assets. Previously, the returns of Class C shares were shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Balanced Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goals of the Focused Balanced Strategy Portfolio (the
"Portfolio") are growth of capital and conservation of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Class A, Class B, Class C and Class I shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities and fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among (i) a combination of funds within SunAmerica Series, Inc., SunAmerica
Income Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate
Fund, Inc., investing in equity and fixed income securities, and (ii) the
SunAmerica Alternative Strategies Fund.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above, the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                              Focused
                             Balanced
                             Strategy
                             Portfolio
Domestic Equity Securities    35%-75%
Foreign Equity Securities     0%-20%
Fixed Income Securities       25%-50%
Alternative Strategies        0%-30%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

Prepayment Risks. The Portfolio invests in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Disciplined Strategy. The Portfolio may invest in certain Underlying Funds that will not deviate from their strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If these Underlying Funds are committed to a strategy that is unsuccessful, these Underlying Funds will not meet their investment goals. Because these Underlying Funds generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), these Underlying Funds may be more susceptible to general market declines than other mutual funds.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as a Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases):

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the SunAmerica Alternative
Strategies Fund's use of futures contracts include: (i) although the SunAmerica
Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative
Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica Alternative Strategies Fund has
insufficient cash to meet margin requirements, the SunAmerica Alternative
Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). The investments held by the Subsidiary are similar to those that are permitted to be held by the SunAmerica Alternative Strategies Fund and, therefore, the Subsidiary is subject to risks similar to those of the SunAmerica
Alternative Strategies Fund. Because the Subsidiary is organized under Cayman
Islands law and is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of the SunAmerica Alternative Strategies Fund and/or the
Subsidiary to operate as intended. For example, the Government of the Cayman
Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If
Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative
Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies
Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities.
Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk.  The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED BALANCED STRATEGY PORTFOLIO (CLASS A)	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 8-year perio shown in the Bar Chart the highest return for a quarter was 13.20% (quarter ended June 30, 2003) and the lowest return for a quarter was -15.92% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.92%)
Focused Balanced Strategy Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Focused Balanced Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.62%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	730
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,057
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	730
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,386
Annual Return 2003	rr_AnnualReturn2003	25.33%
Annual Return 2004	rr_AnnualReturn2004	7.32%
Annual Return 2005	rr_AnnualReturn2005	5.87%
Annual Return 2006	rr_AnnualReturn2006	8.98%
Annual Return 2007	rr_AnnualReturn2007	7.31%
Annual Return 2008	rr_AnnualReturn2008	(30.19%)
Annual Return 2009	rr_AnnualReturn2009	20.24%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class A | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.28%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	631
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,012
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,450
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,450
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class B | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.26%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class C | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Balanced Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.40%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.04%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,355
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	307
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,596
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,355
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2004
Focused Balanced Strategy Portfolio | Class I | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2004

[1]	The returns of Class A are shown in the bar chart since Class A shares have the earliest or the same inception date as the Portfolio's other classes and Class A shares have the largest amount of net assets. Previously, the returns of Class C shares were shown.
[2]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.
[3]	The Total Annual Fund Operating Expenses for the Class A, Class B, Class C and Class I shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[4]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Equity Strategy Portfolio (Prospectus Summary) | Focused Equity Strategy Portfolio
Focused Equity Strategy Portfolio
Investment Goals
The investment goal of the Focused Equity Strategy Portfolio (the "Portfolio")
is growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Equity Strategy Portfolio (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Equity Strategy Portfolio		Class A	Class B	Class C	Class I
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	0.65%	0.65%	none
Other Expenses		0.14%	0.16%	0.12%	1.93%
Acquired Funds Fees and Expenses		1.56%	1.56%	1.56%	1.56%
Total Annual Fund Operating Expenses	[1]	1.80%	2.47%	2.43%	3.59%
[1]	The Total Annual Fund Operating Expenses for the Class A, Class B, Class C and Class I shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Equity Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	747	1,109	1,494	2,569
Class B	650	1,070	1,516	2,641
Class C	346	758	1,296	2,766
Class I	362	1,100	1,859	3,854

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Equity Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	747	1,109	1,494	2,569
Class B	250	770	1,316	2,641
Class C	246	758	1,296	2,766
Class I	362	1,100	1,859	3,854

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
33% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among (i) a combination of funds within SunAmerica Series, Inc., SunAmerica
Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in equity securities.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                              Focused
                              Equity
                             Strategy
                             Portfolio
Domestic Equity Securities   80%-100%
Foreign Equity Securities     0%-30%
Fixed Income Securities        0%-5%
Alternative Strategies        0%-20%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Portfolio may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.  Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as a Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases):

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the SunAmerica Alternative
Strategies Fund's use of futures contracts include: (i) although the SunAmerica
Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative
Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica Alternative Strategies Fund has
insufficient cash to meet margin requirements, the SunAmerica Alternative
Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index.
The multiple (or leverage) will magnify the positive and negative return the
Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). The investments held by the Subsidiary are similar to those that are permitted to be held by the SunAmerica Alternative Strategies Fund and, therefore, the Subsidiary is subject to risks similar to those of the SunAmerica
Alternative Strategies Fund. Because the Subsidiary is organized under Cayman
Islands law and is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of the SunAmerica Alternative Strategies Fund and/or the
Subsidiary to operate as intended. For example, the Government of the Cayman
Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If
Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies Fund's investments.

Credit Risk.  The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk.  The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000® Index, a broad measure of market performance.

FOCUSED EQUITY STRATEGY PORTFOLIO (CLASS A)	[1]

During the 8-year period shown in the Bar Chart, the highest return for a quarter was 20.98% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.63% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Equity Strategy Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		7.55%	(1.47%)	4.84%	Nov 8, 2002
Class B	Class B		9.34%	(1.24%)	4.91%	Nov 8, 2002
Class C	Class C		12.42%	(0.92%)	4.92%	Nov 8, 2002
Class I	Class I		14.17%	(0.24%)	1.87%	Feb 23, 2004
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		7.49%	(2.64%)	3.90%	Nov 8, 2002
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	4.99%	(1.31%)	4.13%	Nov 8, 2002
Russell 3000 Index Class A					7.23%	Nov 8, 2002
Russell 3000 Index Class B					7.23%	Nov 8, 2002
Russell 3000 Index Class C					7.23%	Nov 8, 2002
Russell 3000 Index Class I					4.18%	Feb 23, 2004
Russell 3000 Index	Russell 3000® Index		16.93%	2.74%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

[1]	The returns of Class A are shown in the bar chart since Class A shares have the earliest or the same inception date as the Portfolio's other classes and Class A shares have the largest amount of net assets. Previously, the returns of Class C shares were shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Equity Strategy Portfolio (Prospectus Summary) | Focused Equity Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Equity Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Equity Strategy Portfolio (the "Portfolio")
is growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Class A, Class B, Class C and Class I shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among (i) a combination of funds within SunAmerica Series, Inc., SunAmerica
Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in equity securities.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                              Focused
                              Equity
                             Strategy
                             Portfolio
Domestic Equity Securities   80%-100%
Foreign Equity Securities     0%-30%
Fixed Income Securities        0%-5%
Alternative Strategies        0%-20%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Portfolio may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.  Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as a Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases):

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the SunAmerica Alternative
Strategies Fund's use of futures contracts include: (i) although the SunAmerica
Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative
Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica Alternative Strategies Fund has
insufficient cash to meet margin requirements, the SunAmerica Alternative
Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index.
The multiple (or leverage) will magnify the positive and negative return the
Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). The investments held by the Subsidiary are similar to those that are permitted to be held by the SunAmerica Alternative Strategies Fund and, therefore, the Subsidiary is subject to risks similar to those of the SunAmerica
Alternative Strategies Fund. Because the Subsidiary is organized under Cayman
Islands law and is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of the SunAmerica Alternative Strategies Fund and/or the
Subsidiary to operate as intended. For example, the Government of the Cayman
Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If
Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies Fund's investments.

Credit Risk.  The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk.  The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000® Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED EQUITY STRATEGY PORTFOLIO (CLASS A)	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000® Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 8-year period shown in the Bar Chart, the highest return for a quarter was 20.98% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.63% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Equity Strategy Portfolio (Prospectus Summary) | Focused Equity Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
Focused Equity Strategy Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Focused Equity Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,494
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,109
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,494
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,569
Annual Return 2003	rr_AnnualReturn2003	37.06%
Annual Return 2004	rr_AnnualReturn2004	8.87%
Annual Return 2005	rr_AnnualReturn2005	7.52%
Annual Return 2006	rr_AnnualReturn2006	11.22%
Annual Return 2007	rr_AnnualReturn2007	7.74%
Annual Return 2008	rr_AnnualReturn2008	(45.96%)
Annual Return 2009	rr_AnnualReturn2009	33.31%
Annual Return 2010	rr_AnnualReturn2010	14.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class A | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,070
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,516
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,641
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class B | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,766
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class C | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Equity Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.93%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	362
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,859
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,854
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	362
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,100
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,859
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,854
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2004
Focused Equity Strategy Portfolio | Class I | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2004

[1]	The returns of Class A are shown in the bar chart since Class A shares have the earliest or the same inception date as the Portfolio's other classes and Class A shares have the largest amount of net assets. Previously, the returns of Class C shares were shown.
[2]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.
[3]	The Total Annual Fund Operating Expenses for the Class A, Class B, Class C and Class I shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[4]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Fixed Income and Equity Strategy (Prospectus Summary) | Focused Fixed Income and Equity Strategy
Focused Fixed Income and Equity Strategy Portfolio
Investment Goals
The investment goals of the Focused Fixed Income and Equity Strategy Portfolio
(the "Portfolio") are current income

with growth of capital as a secondary
objective.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Fixed Income and Equity Strategy (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Fixed Income and Equity Strategy		Class A	Class B	Class C
Management Fees		0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	0.65%	0.65%
Other Expenses		0.42%	0.52%	0.41%
Acquired Funds Fees and Expenses		1.29%	1.29%	1.29%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%	2.45%
[1]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Fixed Income and Equity Strategy (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	748	1,112	1,499	2,579
Class B	659	1,096	1,560	2,712
Class C	348	764	1,306	2,786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Fixed Income and Equity Strategy (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	748	1,112	1,499	2,579
Class B	259	796	1,360	2,712
Class C	248	764	1,306	2,786

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
21% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is a fund of funds strategy focusing in fixed income securities, and secondarily, in equities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among a combination of funds within SunAmerica Series, Inc., SunAmerica Income
Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund,
Inc., investing in equity and fixed income securities. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income and/or equity securities.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                              Focused Fixed
                               Income and
                             Equity Strategy
                                Portfolio
Domestic Equity Securities       15%-50%
Foreign Equity Securities        0%-10%
Fixed Income Securities          50%-80%
Alternative Strategies            0%-5%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

Prepayment Risks. The Focused Fixed Income and Equity Strategy Portfolio invests in Underlying Funds that invest significantly in mortgage-backed securities;
this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the
Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Focused Fixed Income and Equity Strategy
Portfolio may invest in Underlying Funds that invest in foreign securities.
While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

FOCUSED FIXED INCOME AND EQUITY STRATEGY (CLASS A)	[1]

During the 8-year period
shown in the Bar Chart,
the highest return for a
quarter was 8.32%
(quarter ended June 30,
2003) and the lowest
return for a quarter was
-8.64% (quarter ended
December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Fixed Income and Equity Strategy	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		(0.62%)	(0.20%)	2.79%	Nov 8, 2002
Class B	Class B		0.73%	(0.01%)	2.85%	Nov 8, 2002
Class C	Class C		3.72%	0.33%	2.85%	Nov 8, 2002
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(1.57%)	(1.53%)	1.48%	Nov 8, 2002
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(0.41%)	(0.73%)	1.80%	Nov 8, 2002
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.07%	Nov 8, 2002
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

[1]	The returns of Class A are shown in the bar chart since Class A shares have the same inception date as the Portfolio's other classes and Class A shares have the largest amount of net assets. Previously, the returns of Class C shares were shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Fixed Income and Equity Strategy (Prospectus Summary) | Focused Fixed Income and Equity Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Fixed Income and Equity Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goals of the Focused Fixed Income and Equity Strategy Portfolio
(the "Portfolio") are current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
with growth of capital as a secondary
objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is a fund of funds strategy focusing in fixed income securities, and secondarily, in equities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among a combination of funds within SunAmerica Series, Inc., SunAmerica Income
Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund,
Inc., investing in equity and fixed income securities. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income and/or equity securities.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                              Focused Fixed
                               Income and
                             Equity Strategy
                                Portfolio
Domestic Equity Securities       15%-50%
Foreign Equity Securities        0%-10%
Fixed Income Securities          50%-80%
Alternative Strategies            0%-5%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

Prepayment Risks. The Focused Fixed Income and Equity Strategy Portfolio invests in Underlying Funds that invest significantly in mortgage-backed securities;
this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the
Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Focused Fixed Income and Equity Strategy
Portfolio may invest in Underlying Funds that invest in foreign securities.
While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED FIXED INCOME AND EQUITY STRATEGY (CLASS A)	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 8-year period
shown in the Bar Chart,
the highest return for a
quarter was 8.32%
(quarter ended June 30,
2003) and the lowest
return for a quarter was
-8.64% (quarter ended
December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Fixed Income and Equity Strategy (Prospectus Summary) | Focused Fixed Income and Equity Strategy | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.64%)
Focused Fixed Income and Equity Strategy | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income and Equity Strategy | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	748
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,579
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	748
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,499
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,579
Annual Return 2003	rr_AnnualReturn2003	14.88%
Annual Return 2004	rr_AnnualReturn2004	4.90%
Annual Return 2005	rr_AnnualReturn2005	4.65%
Annual Return 2006	rr_AnnualReturn2006	7.24%
Annual Return 2007	rr_AnnualReturn2007	4.80%
Annual Return 2008	rr_AnnualReturn2008	(17.47%)
Annual Return 2009	rr_AnnualReturn2009	7.38%
Annual Return 2010	rr_AnnualReturn2010	5.45%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income and Equity Strategy | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income and Equity Strategy | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income and Equity Strategy | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,712
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,712
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income and Equity Strategy | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,786
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002

[1]	The returns of Class A are shown in the bar chart since Class A shares have the same inception date as the Portfolio's other classes and Class A shares have the largest amount of net assets. Previously, the returns of Class C shares were shown.
[2]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.
[3]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[4]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Fixed Income Strategy Portfolio (Prospectus Summary) | Focused Fixed Income Strategy Portfolio
Focused Fixed Income Strategy Portfolio
Investment Goals
The investment goal of the Focused Fixed Income Strategy Portfolio (the
"Portfolio") is current income.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Fixed Income Strategy Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Fixed Income Strategy Portfolio		Class A	Class B	Class C
Management Fees		0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	0.65%	0.65%
Other Expenses		0.61%	0.76%	0.62%
Acquired Funds Fees and Expenses		1.12%	1.12%	1.12%
Total Annual Fund Operating Expenses	[1]	1.83%	2.63%	2.49%
[1]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Fixed Income Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	750	1,117	1,508	2,599
Class B	666	1,117	1,595	2,770
Class C	352	776	1,326	2,826

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Fixed Income Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	750	1,117	1,508	2,599
Class B	266	817	1,395	2,770
Class C	252	776	1,326	2,826

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
33% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is a fund of funds strategy focusing in fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among a combination of funds within SunAmerica Series, Inc., SunAmerica Income
Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund,
Inc., investing in equity and fixed income securities. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income securities.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                               Focused
                             Fixed Income
                               Strategy
                              Portfolio
Domestic Equity Securities      0%-20%
Foreign Equity Securities       0%-5%
Fixed Income Securities        80%-100%
Alternative Strategies          0%-5%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Bond Market Volatility and Interest Rate Fluctuation. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

Prepayment Risks. The Focused Fixed Income Strategy Portfolio invests in
Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying
Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risks of Stock Market Volatility and Securities Selection.The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth"
stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Active Trading.Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO (CLASS A)

During the 8-year period shown in the Bar Chart, the highest return for a quarter was 4.47% (quarter ended June 30, 2003) and the lowest return for a quarter was -2.90% (quarter ended December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Fixed Income Strategy Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		(1.58%)	1.52%	2.95%	Nov 8, 2002
Class B	Class B		(0.23%)	1.74%	3.04%	Nov 8, 2002
Class C	Class C		2.68%	2.07%	3.03%	Nov 8, 2002
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(3.09%)	(0.05%)	1.38%	Nov 8, 2002
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(1.03%)	0.45%	1.65%	Nov 8, 2002
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index		6.54%	5.80%	5.07%	Nov 8, 2002
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Fixed Income Strategy Portfolio (Prospectus Summary) | Focused Fixed Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Fixed Income Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Fixed Income Strategy Portfolio (the
"Portfolio") is current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is a fund of funds strategy focusing in fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among a combination of funds within SunAmerica Series, Inc., SunAmerica Income
Funds, SunAmerica Equity Funds and in the SunAmerica Senior Floating Rate Fund,
Inc., investing in equity and fixed income securities. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in Underlying Funds that invest primarily in fixed income securities.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                               Focused
                             Fixed Income
                               Strategy
                              Portfolio
Domestic Equity Securities      0%-20%
Foreign Equity Securities       0%-5%
Fixed Income Securities        80%-100%
Alternative Strategies          0%-5%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Bond Market Volatility and Interest Rate Fluctuation. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

Prepayment Risks. The Focused Fixed Income Strategy Portfolio invests in
Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying
Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S.
government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risks of Stock Market Volatility and Securities Selection.The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth"
stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Active Trading.Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED FIXED INCOME STRATEGY PORTFOLIO (CLASS A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 8-year period shown in the Bar Chart, the highest return for a quarter was 4.47% (quarter ended June 30, 2003) and the lowest return for a quarter was -2.90% (quarter ended December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Fixed Income Strategy Portfolio (Prospectus Summary) | Focused Fixed Income Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.90%)
Focused Fixed Income Strategy Portfolio | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	750
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,599
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	750
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,117
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,508
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,599
Annual Return 2003	rr_AnnualReturn2003	7.52%
Annual Return 2004	rr_AnnualReturn2004	5.23%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	6.63%
Annual Return 2007	rr_AnnualReturn2007	5.20%
Annual Return 2008	rr_AnnualReturn2008	(7.03%)
Annual Return 2009	rr_AnnualReturn2009	5.05%
Annual Return 2010	rr_AnnualReturn2010	4.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income Strategy Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income Strategy Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,770
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,770
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Fixed Income Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	352
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	776
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,326
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,826
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	252
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,826
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.
[2]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[3]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio
Investment Goals
The investment goal of the Focused Multi-Asset Strategy Portfolio (the
"Portfolio") is growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Multi-Asset Strategy Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Multi-Asset Strategy Portfolio		Class A	Class B	Class C
Management Fees		0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	0.65%	0.65%
Other Expenses		0.10%	0.10%	0.09%
Acquired Funds Fees and Expenses		1.61%	1.61%	1.61%
Total Annual Fund Operating Expenses	[1]	1.81%	2.46%	2.45%
[1]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Multi-Asset Strategy Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	748	1,112	1,499	2,579
Class B	649	1,067	1,511	2,636
Class C	348	764	1,306	2,786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Multi-Asset Strategy Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	748	1,112	1,499	2,579
Class B	249	767	1,311	2,636
Class C	248	764	1,306	2,786

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
26% of the average value of its portfolio.

Principal Investment Strategies and Techniques of the Portfolio
The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities and fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among (i) a combination of funds within SunAmerica Series, Inc., SunAmerica
Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                               Focused
                             Multi-Asset
                              Strategy
                              Portfolio
Domestic Equity Securities     20%-60%
Foreign Equity Securities      10%-30%
Fixed Income Securities        10%-30%
Alternative Strategies         0%-30%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Portfolio may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as a Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases).

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the Fund's use of futures contracts include: (i) although the SunAmerica Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited;
(iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica
Alternative Strategies Fund has insufficient cash to meet margin requirements, the SunAmerica Alternative Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index.
The multiple (or leverage) will magnify the positive and negative return the
Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). The investments held by the Subsidiary are similar to those that are permitted to be held by the SunAmerica Alternative Strategies Fund and, therefore, the Subsidiary is subject to risks similar to those of the SunAmerica
Alternative Strategies Fund. Because the Subsidiary is organized under Cayman
Islands law and is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of the SunAmerica Alternative Strategies Fund and/or the
Subsidiary to operate as intended. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the
Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay
Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative
Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies
Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk. The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

These risks increase as a Portfolio's allocation to the SunAmerica Alternative
Strategies Fund increases.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO (CLASS C)

During the 8-year period
shown in the Bar Chart,
the highest return for a
quarter was 15.63%
(quarter ended June 30,
2009) and the lowest
return for a quarter was
-19.40% (quarter ended
December 31, 2008).

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class C. After-tax returns for other classes will vary.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Focused Multi-Asset Strategy Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A		3.95%	0.49%	5.33%	Nov 8, 2002
Class B	Class B		5.60%	0.74%	5.41%	Nov 8, 2002
Class C	Class C		8.59%	1.06%	5.42%	Nov 8, 2002
After Taxes on Distributions Class C	Class C Return After Taxes on Distributions		8.23%	(0.14%)	4.57%	Nov 8, 2002
After Taxes on Distributions and Sales Class C	Class C Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	5.61%	0.70%	4.55%	Nov 8, 2002
Russell 3000 Index	Russell 3000® Index		16.93%	2.74%	7.23%	Nov 8, 2002
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the Focused Multi-Asset Strategy Portfolio (the
"Portfolio") is growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 39 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 37 of the Portfolio's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies and Techniques of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio's principal investment strategy is a fund of funds strategy focusing in equities and fixed income securities. A fund of funds strategy is an investment strategy in which the assets of a fund are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

The principal investment technique of the Portfolio is allocation of assets among (i) a combination of funds within SunAmerica Series, Inc., SunAmerica
Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) the SunAmerica Alternative Strategies Fund.

The Portfolio invests in a combination of SunAmerica funds (collectively, the
"Underlying Funds"). In addition to the Underlying Funds listed in the paragraph above the Portfolio may also invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Funds, Inc. The following chart reflects the projected asset allocation ranges under normal market conditions for the
Portfolio (as invested through the Underlying Funds).

                               Focused
                             Multi-Asset
                              Strategy
                              Portfolio
Domestic Equity Securities     20%-60%
Foreign Equity Securities      10%-30%
Fixed Income Securities        10%-30%
Alternative Strategies         0%-30%

The SunAmerica Alternative Strategies Fund is currently the only Underlying Fund in which the Portfolio may invest to gain exposure to the "alternative" asset class. The SunAmerica Alternative Strategies Fund, as an "alternative" asset class, is designed to be a complement to an existing portfolio of equity and fixed income investments. The SunAmerica Alternative Strategies Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the SunAmerica Alternative Strategies Fund may provide investors with a way to achieve diversification in their overall portfolio.

The Adviser rebalances the Portfolio on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the
Underlying Funds of the Portfolio quarterly through exchanges, if necessary.
However, the Adviser reserves the right to rebalance the Portfolio through exchanges at any time the Adviser deems such rebalancing to be appropriate.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Portfolio currently intends to invest, see
"Information About Underlying Funds" on pages 52 to 54. The Adviser may change the particular Underlying Funds from time to time without notice to investors.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risks. The Portfolio is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of
Portfolio assets among the Underlying Funds, may not produce the desired result.

Risks of Stock Market Volatility and Securities Selection. The Portfolio is
subject to the risks to which the Underlying Funds that invest in equity securities are exposed. Therefore, as with an investment in any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as the
Portfolio's allocation to Underlying Funds that invest in equity securities increases. You should be aware that the performance of different types of equity stocks may decline under varying market conditions (e.g., "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen). In addition, individual stocks selected for any of the funds within
SunAmerica Series, Inc. ("Underlying Focused Funds") may under perform the market generally.

Risks of Foreign Exposure. The Portfolio may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Small and Mid Market Capitalization Companies. The
Portfolio invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Risks of Bond Market Volatility and Interest Rate Fluctuations. The Portfolio is
subject to the risks to which the Underlying Funds that invest in bonds and other fixed income securities are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Funds that invest in bonds and other fixed income securities, the Portfolio share prices can be negatively affected when interest rates rise and are subject to the risk that bond markets could go up or down (sometimes dramatically). These risks are expected to increase as the
Portfolio's allocation to Underlying Funds that invest in bonds and other fixed income securities increases.

U.S. Government Securities Risk. The Portfolio invests in Underlying Funds that invest significantly in U.S. government Securities. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal
Home Loan Mortgage Corporation, the Federal National Mortgage Association and
the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Active Trading. Certain Underlying Funds may engage in active trading of their portfolio securities. Because the Underlying Funds may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying Fund and which will affect the Underlying Funds and the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in the SunAmerica Alternative Strategies Fund. The Portfolio,
to the extent it invests in the SunAmerica Alternative Strategies Fund, is subject to the following additional risks (these risks increase as a Portfolio's allocation to the SunAmerica Alternative Strategies Fund increases).

Commodity Exposure Risks. Exposure to the commodities markets may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the
SunAmerica Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the Fund's use of futures contracts include: (i) although the SunAmerica Alternative Strategies Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the SunAmerica Alternative Strategies Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited;
(iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the SunAmerica
Alternative Strategies Fund has insufficient cash to meet margin requirements, the SunAmerica Alternative Strategies Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative
Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index.
The multiple (or leverage) will magnify the positive and negative return the
Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. The SunAmerica Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the
"Subsidiary"). The investments held by the Subsidiary are similar to those that are permitted to be held by the SunAmerica Alternative Strategies Fund and, therefore, the Subsidiary is subject to risks similar to those of the SunAmerica
Alternative Strategies Fund. Because the Subsidiary is organized under Cayman
Islands law and is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Subsidiary is not subject to the investor protections of the 1940 Act. Changes in U.S. or Cayman Islands laws could result in the inability of the SunAmerica Alternative Strategies Fund and/or the
Subsidiary to operate as intended. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the
Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay
Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Derivative Instruments. The SunAmerica Alternative Strategies Fund can
use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the
Alternative Strategies Fund's other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the SunAmerica
Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the
SunAmerica Alternative Strategies Fund and reduce its return. The SunAmerica
Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the
SunAmerica Alternative Strategies Fund buys involve a degree of leverage.
Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The SunAmerica Alternative Strategies
Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the SunAmerica Alternative
Strategies Fund uses futures and other derivatives for leverage, a shareholder's investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the SunAmerica Alternative Strategies
Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps,
"over-the-counter" ("OTC") options, and fixed income securities the SunAmerica
Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the SunAmerica
Alternative Strategies Fund's income might be reduced. If the issuer fails to pay principal, the SunAmerica Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The SunAmerica Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the SunAmerica Alternative
Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the SunAmerica Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the
SunAmerica Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities.
The value of the SunAmerica Alternative Strategies Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the SunAmerica Alternative Strategies Fund.
The SunAmerica Alternative Strategies Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the
SunAmerica Alternative Strategies Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the SunAmerica Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments by the SunAmerica Alternative Strategies Fund
that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk. The SunAmerica Alternative Strategies Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the SunAmerica Alternative
Strategies Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the SunAmerica Alternative
Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the SunAmerica Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the
SunAmerica Alternative Strategies Fund engages. As a result, events affecting issuers in the financial services sector may cause the SunAmerica Alternative
Strategies Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the SunAmerica
Alternative Strategies Fund.

These risks increase as a Portfolio's allocation to the SunAmerica Alternative
Strategies Fund increases.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED MULTI-ASSET STRATEGY PORTFOLIO (CLASS C)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Index, a broad measure of market performance.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 8-year period
shown in the Bar Chart,
the highest return for a
quarter was 15.63%
(quarter ended June 30,
2009) and the lowest
return for a quarter was
-19.40% (quarter ended
December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class C. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class C. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
Focused Multi-Asset Strategy Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	748
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,579
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	748
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,499
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,067
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,511
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,636
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,786
Annual Return 2003	rr_AnnualReturn2003	28.01%
Annual Return 2004	rr_AnnualReturn2004	9.84%
Annual Return 2005	rr_AnnualReturn2005	5.74%
Annual Return 2006	rr_AnnualReturn2006	11.19%
Annual Return 2007	rr_AnnualReturn2007	7.89%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	22.95%
Annual Return 2010	rr_AnnualReturn2010	9.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Multi-Asset Strategy Portfolio | Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
Focused Multi-Asset Strategy Portfolio | Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return After Taxes on Distributions and Sale of Portfolio Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 38-40 of the Prospectus for more information about the CDSCs.
[2]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.
[3]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.